Note 15 - Commitments and Contingencies (Table)	9 Months Ended
Sep. 30, 2011
Commitments and Contingencies Disclosure [Abstract]
Accruals in amounts to provide for losses that are considered probable and reasonably estimable, by type of claims [Table Text Block]

	September 30,	December 31,
	2011	2010

Labor claims	164	119
Tax claims	332	361
Civil claims	152	214
Commercials claims and other contingencies	25	66

Total long-term contingencies	673	760